Morgan Stanley India Investment Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
COMMON STOCKS (102.3%)
Automobile Components (2.2%)
Samvardhana Motherson International Ltd.	4,205,006	$4,720

Automobiles (5.2%)
Ather Energy Ltd. (a)	266,935	2,139
Mahindra & Mahindra Ltd.	293,388	9,202
		11,341
Banks (25.4%)
Axis Bank Ltd.	897,279	11,113
HDFC Bank Ltd. ADR	465,168	11,573
ICICI Bank Ltd.	1,702,049	21,850
IDFC First Bank Ltd.	6,688,325	4,186
State Bank of India	617,378	6,439
		55,161
Beverages (1.6%)
United Breweries Ltd.	208,199	3,403

Building Products (1.8%)
Supreme Industries Ltd.	96,581	3,865

Capital Markets (2.0%)
360 ONE WAM Ltd.	200,067	2,021
HDFC Asset Management Co. Ltd.	104,007	2,447
		4,468
Chemicals (2.6%)
Pidilite Industries Ltd.	416,170	5,657

Construction & Engineering (0.7%)
Larsen & Toubro Ltd.	42,467	1,579

Construction Materials (4.1%)
Grasim Industries Ltd.	229,707	6,234
JSW Cement Ltd. (a)	2,232,191	2,606
		8,840
Consumer Finance (8.9%)
Bajaj Finance Ltd.	847,768	7,254
Cholamandalam Investment & Finance Co. Ltd.	403,211	5,830
Shriram Finance Ltd.	685,670	6,379
		19,463
Consumer Staples Distribution & Retail (2.0%)
Avenue Supermarts Ltd. (a)	104,223	4,387

Electrical Equipment (2.4%)
Hitachi Energy India Ltd.	14,428	3,731
KEI Industries Ltd.	33,973	1,457
		5,188
Financial Services (1.7%)
Aavas Financiers Ltd. (a)	315,919	3,631

Food Products (1.7%)
Bikaji Foods International Ltd.	565,516	3,742

Health Care Providers & Services (4.7%)
Apollo Hospitals Enterprise Ltd.	107,063	8,458
Dr. Agarwal's Health Care Ltd. (a)	388,728	1,674
		10,132
Hotels, Restaurants & Leisure (6.8%)
Eternal Ltd. (a)	1,913,324	4,707
Le Travenues Technology Ltd. (a)	1,318,879	2,461
MakeMyTrip Ltd. (a)	70,008	2,611
Restaurant Brands Asia Ltd. (a)	3,341,296	2,036
Swiggy Ltd. (a)	1,049,450	2,912
		14,727
Household Durables (3.5%)
Amber Enterprises India Ltd. (a)	59,708	4,170
Crompton Greaves Consumer Electricals Ltd.	1,465,136	3,508
		7,678
Information Technology Services (6.1%)
Coforge Ltd.	241,440	2,887
Infosys Ltd.	771,572	10,407
		13,294
Insurance (2.4%)
SBI Life Insurance Co. Ltd.	272,370	5,152

Oil, Gas & Consumable Fuels (3.9%)
Reliance Industries Ltd.	589,305	8,475

Personal Care Products (1.7%)
Colgate-Palmolive India Ltd.	199,926	3,787

Pharmaceuticals (5.1%)
Emcure Pharmaceuticals Ltd.	193,526	3,284
Mankind Pharma Ltd.	273,682	5,842
Piramal Pharma Ltd.	1,335,882	1,947
		11,073
Real Estate Management & Development (1.1%)
Keystone Realtors Ltd.	589,935	2,363

Morgan Stanley India Investment Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

		Value
	Shares	(000)
Software (0.3%)
Fractal Analytics Ltd. (a)	97,791	$783

Transportation Infrastructure (1.1%)
JSW Infrastructure Ltd.	902,974	2,321

Wireless Telecommunication Services (3.3%)
Bharti Hexacom Ltd.	437,259	7,091
TOTAL COMMON STOCKS (Cost $172,853)		222,321

SHORT-TERM INVESTMENT (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (b) (Cost $323)	323,372	323
TOTAL INVESTMENTS (102.4%) (Cost $173,176) (c)(d)(e)		222,644
LIABILITIES IN EXCESS OF OTHER ASSETS (–2.4%)		(5,314)
NET ASSETS (100.0%)		$217,330

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $207,354,000 and 95.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there isa “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $63,989,000 and the aggregate gross unrealized depreciation is approximately $14,521,000, resulting in net unrealized appreciation of approximately $49,468,000.
ADR	American Depositary Receipt.

Portfolio Composition

Percentage of
Classification	Total Investments
Other*	43.8%
Banks	24.8
Consumer Finance	8.7
Hotels, Restaurants & Leisure	6.6
Information Technology Services	6.0
Automobiles	5.1
Pharmaceuticals	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley India Investment Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) Morgan Stanley Investment Management Company (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ( NAV ) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley India Investment Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley India Investment Fund, Inc.
First Quarter Report − March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

		Level 2
	Level 1	Other	Level 3
	Unadjusted	significant	Significant
	quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Automobile Components	$—	$4,720	$—	$4,720
Automobiles	—	11,341	—	11,341
Banks	11,573	43,588	—	55,161
Beverages	—	3,403	—	3,403
Building Products	—	3,865	—	3,865
Capital Markets	—	4,468	—	4,468
Chemicals	—	5,657	—	5,657
Construction & Engineering	—	1,579	—	1,579
Construction Materials	—	8,840	—	8,840
Consumer Finance	—	19,463	—	19,463
Consumer Staples Distribution & Retail	—	4,387	—	4,387
Electrical Equipment	—	5,188	—	5,188
Financial Services	—	3,631	—	3,631
Food Products	—	3,742	—	3,742
Health Care Providers & Services	—	10,132	—	10,132
Hotels, Restaurants & Leisure	2,611	12,116	—	14,727
Household Durables	—	7,678	—	7,678
Information Technology Services	—	13,294	—	13,294
Insurance	—	5,152	—	5,152
Oil, Gas & Consumable Fuels	—	8,475	—	8,475
Personal Care Products	—	3,787	—	3,787
Pharmaceuticals	—	11,073	—	11,073
Real Estate Management & Development	—	2,363	—	2,363
Software	783	—	—	783
Transportation Infrastructure	—	2,321	—	2,321
Wireless Telecommunication Services	—	7,091	—	7,091
Total Common Stocks	14,967	207,354	—	222,321
Short-Term Investment
Investment Company	323	—	—	323
Total Assets	$15,290	$207,354	$—	$222,644

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.